Partner's Equity:	12 Months Ended
Dec. 31, 2013
Partners Capital
Partner's Equity:
9. Partners' Equity:
As described in Note 1, on October 29, 2013, the Partnership issued i) to Dynagas Holding Ltd, 6,735,000 common units and 14,985,000 subordinated units and ii) to Dynagas GP LLC (the "General Partner"), a Company owned and controlled by Dynagas Holding Ltd, 30,000 General Partner Units and all of its incentive distribution rights, which entitle the General Partner to increasing percentages of the cash the Partnership's distributable cash; in exchange for their beneficial ownership interest in the predecessor companies.
The unit and per unit data included in the accompanying consolidated financial statements have been restated to reflect the issuance of the above units, for all periods presented.
On November 18, 2013, the Partnership completed its' initial public offering of 8,250,000 common units at a price of $18.00 per unit on the NASDAQ Global Marker and raised gross proceeds of $148.5 million. The net IPO proceeds amounted to$136.9 million, after deducting underwriting commission of $8.9 million and equity raising expenditures of $2.7 million are separately reflected in the 2013 statement of partners' equity. Equity raising expenditures paid up to December 31, 2013 amounts to $0.8 million which along with the underwriting commission have been deducted from proceeds of issuance of common units are presented in the statement of cash flows as of December 31, 2013. Concurrently with the sale of the Partnership's common units and at the same price per unit, Dynagas Holding Ltd. sold 4,250,000 common units. The Partnership did not receive any proceeds from this sale. On December 5, 2013, the underwriters exercised their over-allotment option granted to them by Dynagas Holding, following which, the Sponsor offered 1,875,000 additional common units to the public on the same terms as in the initial offering. The Partnership did not receive any proceeds from the sale of these additional common units.
There were no distributions to the partners during the year ended 2013. On February 14, 2014 the Partnership paid a cash distribution for the fourth quarter of 2013 of $0.1746 per unit, pro-rated from the Offering closing date through December 31, 2013, which amounted to $5.2 million, to all unitholders on record as of February 10, 2013, pursuant to a decision taken by the Board of Directors on January 31, 2014 (Note 13(a)).
Voting Rights
The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a "unit majority" require:
· during the subordination period, the approval of a majority of the common units, excluding those common units held by the General Partner and its affiliates, voting as a class and a majority of the subordinated units voting as a single class; and
· after the subordination period, the approval of a majority of the common units voting as a single class.
In voting their common units and subordinated units, the General Partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.
Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, to preserve the Partnership's ability to be exempt from U.S. federal income tax under Section 883 of the Code, if at any time, any person or group owns beneficially more than 4.9% of any class of units then outstanding, any such units owned by that person or group in excess of 4.9% may not be voted on any matter and will not be considered to be outstanding when sending notices of a meeting of unitholders, calculating required votes (except for purposes of nominating a person for election to the board), determining the presence of a quorum or for other similar purposes under the Partnership Agreement, unless otherwise required by law. The voting rights of any such unitholders in excess of 4.9% will effectively be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of all classes of units entitled to vote. The General Partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limitation except with respect to voting their common units in the election of the elected directors.
The Partnership will hold a meeting of the limited partners every year to elect one or more members of the board of directors and to vote on any other matters that are properly brought before the meeting. The General Partner has the right to appoint two of the five members of the board of directors with the remaining three directors being elected by the Partnership's common unitholders beginning with the 2014 annual meeting of unitholders. Subordinated units will not be voted in the election of the three directors elected by the Partnership's common unitholders.
Distributions
      General Partner Interest
The Partnership Agreement provides that the General Partner initially will be entitled to 0.1% of all distributions that the Partnership makes prior to its liquidation. The General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its 0.1% General Partner interest if the Partnership issues additional units. The General Partner's 0.1% interest, and the percentage of the Partnership's cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional units in the future and the General Partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its 0.1% General Partner interest. The General Partner will be entitled to make a capital contribution in order to maintain its 0.1% General Partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units.

Incentive Distribution Rights
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. Currently, the General Partner holds the incentive distribution rights following completion of the offering. The incentive distribution rights may be transferred separately from the General Partner interest, subject to restrictions in the Partnership Agreement. Except for transfers of incentive distribution rights to an affiliate or another entity as part of the General Partner's merger or consolidation with or into, or sale of substantially all of its assets to such entity, the approval of a majority of the Partnership's common units (excluding common units held by the General Partner and its affiliates), voting separately as a class, generally is required for a transfer of the incentive distribution rights to a third party prior to December 31, 2016. Any transfer by the General Partner of the incentive distribution rights would not change the percentage allocations of quarterly distributions with respect to such rights.
The following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders, our General Partner and the holders of the incentive distribution rights up to the various target distribution levels:
	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%
.